Reverb ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.39%
	Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 0.11%
20	Paychex, Inc.	$2,317

	Advertising, Public Relations, and Related Services - 0.11%
12	Omnicom Group, Inc.	1,032
26	Trade Desk, Inc. - Class A *	1,318
		2,350
	Aerospace Product and Parts Manufacturing - 1.64%
32	Boeing Co. *	6,816
14	General Dynamics Corp.	3,263
8	HEICO Corp.	1,069
36	Honeywell International, Inc.	7,505
14	Lockheed Martin Corp.	6,486
80	Raytheon Technologies Corp.	7,988
2	TransDigm Group, Inc.	1,436
		34,563
	Agencies, Brokerages, and Other Insurance Related Activities - 0.76%
12	Aon plc - Class A #	3,824
20	Arch Capital Group Ltd. *#	1,287
12	Arthur J. Gallagher & Co.	2,349
16	Brown & Brown, Inc.	937
26	Marsh & McLennan Cos, Inc.	4,548
32	Sun Life Financial, Inc. #	1,607
6	Willis Towers Watson plc #	1,525
		16,077
	Agriculture, Construction, and Mining Machinery Manufacturing - 0.66%
28	Caterpillar, Inc.	7,065
16	Deere & Co.	6,765
		13,830
	Alumina and Aluminum Production and Processing - 0.04%
22	Howmet Aerospace, Inc.	895

	Animal Slaughtering and Processing - 0.13%
30	Hormel Foods Corp.	1,359
20	Tyson Foods, Inc. - Class A	1,315
		2,674
	Architectural and Structural Metals Manufacturing - 0.11%
14	Nucor Corp.	2,366

	Architectural, Engineering, and Related Services - 0.08%
6	Jacobs Solutions, Inc.	741
2	Teledyne Technologies, Inc. *	849
		1,590
	Automotive Parts, Accessories, and Tire Stores - 0.38%
2	AutoZone, Inc. *	4,878
4	O'Reilly Automotive, Inc. *	3,169
		8,047
	Basic Chemical Manufacturing - 0.52%
6	FMC Corp.	799
14	International Flavors & Fragrances, Inc.	1,574
26	Linde plc #	8,605
		10,978
	Beverage Manufacturing - 1.80%
26	Brown-Forman Corp.	1,731
234	Coca-Cola Co.	14,350
24	Coca-Cola Europacific Partners plc #	1,349
10	Constellation Brands, Inc.	2,315
76	Keurig Dr Pepper, Inc.	2,681
28	Monster Beverage Corp. *	2,914
74	PepsiCo, Inc.	12,655
		37,995
	Boiler, Tank, and Shipping Container Manufacturing - 0.05%
18	Ball Corp.	1,048

	Building Equipment Contractors - 0.06%
8	Quanta Services, Inc.	1,218

	Building Material and Supplies Dealers - 1.20%
56	Home Depot, Inc.	18,153
34	Lowe's Cos, Inc.	7,081
		25,234
	Business Support Services - 3.23%
6	Broadridge Financial Solutions, Inc.	902
4	Coinbase Global, Inc. *	234
6	Equifax, Inc.	1,333
2	Fair Isaac Corp. *	1,332
32	Fidelity National Information Services, Inc.	2,401
14	Global Payments, Inc.	1,578
12	Live Nation Entertainment, Inc. *	966
52	Mastercard, Inc. - Class A	19,271
10	Moody's Corp.	3,228
4	MSCI, Inc.	2,126
254	NU Holdings Ltd. - Class A *#	1,181
62	PayPal Holdings, Inc. *	5,052
32	ROBLOX Corp. - Class A *	1,191
24	Royalty Pharma plc - Class A #	941
114	Visa, Inc. - Class A	26,245
		67,981
	Cable and Other Subscription Programming - 0.64%
238	Comcast Corp.	9,366
10	Liberty Media Corp-Liberty Formula One - Class C *	708
28	Rogers Communications, Inc. - Class B #	1,362
132	Warner Bros Discovery, Inc. *	1,956
		13,392
	Clothing Stores - 0.61%
8	Charter Communications, Inc. *	3,074
46	KKR & Co., Inc.	2,567
18	Ross Stores, Inc.	2,127
62	TJX Companies, Inc.	5,076
		12,844
	Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.11%
10	AerCap Holdings N.V. *	632
4	United Rentals, Inc. *	1,764
		2,396
	Commercial and Service Industry Machinery Manufacturing - 0.15%
8	KLA Corp.	3,140

	Communications Equipment Manufacturing - 6.65%
898	Apple, Inc.	129,572
10	Motorola Solutions, Inc.	2,570
60	QUALCOMM, Inc.	7,993
		140,135
	Computer and Peripheral Equipment Manufacturing - 1.17%
16	Arista Networks, Inc. *	2,016
222	Cisco Systems, Inc.	10,805
40	Dell Technologies, Inc.	1,625
42	Fortinet, Inc. *	2,198
54	HP, Inc.	1,574
48	International Business Machines Corp.	6,467
		24,685
	Computer Systems Design and Related Services - 1.12%
8	CDW Corp.	1,568
12	CGI, Inc. *#	1,030
28	Cognizant Technology Solutions Corp.	1,869
4	EPAM Systems, Inc. *	1,331
4	ICON plc *#	923
16	Palo Alto Networks, Inc. *	2,538
4	Paycom Software, Inc. *	1,296
10	ServiceNow, Inc. *	4,551
88	Snap, Inc. - Class A *	1,017
18	Snowflake, Inc. - Class A *	2,816
4	Ubiquiti, Inc.	1,169
14	Workday, Inc. - Class A *	2,540
8	Zscaler, Inc. *	993
		23,641
	Consumer Goods Rental - 0.40%
24	Netflix, Inc. *	8,493

	Converted Paper Product Manufacturing - 0.15%
4	Avery Dennison Corp.	758
18	Kimberly-Clark Corp.	2,340
		3,098
	Couriers and Express Delivery Services - 0.53%
14	FedEx Corp.	2,714
46	United Parcel Service, Inc. - Class B	8,521
		11,235
	Cut and Sew Apparel Manufacturing - 0.09%
6	Lululemon Athletica, Inc. *	1,841

	Dairy Product Manufacturing - 0.36%
66	Kraft Heinz Co.	2,675
74	Mondelez International, Inc. - Class A	4,843
		7,518
	Data Processing, Hosting, and Related Services - 0.70%
34	Airbnb, Inc. *	3,778
22	Automatic Data Processing, Inc.	4,968
2	FactSet Research Systems, Inc.	846
34	Fiserv, Inc. *	3,627
8	Verisk Analytics, Inc.	1,454
		14,673
	Deep Sea, Coastal, and Great Lakes Water Transportation - 0.03%
10	Royal Caribbean Group *#	649

	Department Stores - 0.98%
144	Walmart, Inc.	20,717

	Depository Credit Intermediation - 4.74%
434	Bank of America Corp.	15,398
38	Bank of Montreal #	3,824
44	Bank of New York Mellon Corp.	2,225
64	Bank of Nova Scotia #	3,464
48	Canadian Imperial Bank of Commerce #	2,190
20	Capital One Financial Corp.	2,380
104	Citigroup, Inc.	5,431
110	Deutsche Bank AG #	1,472
14	Discover Financial Services	1,634
38	Fifth Third Bancorp	1,379
10	First Republic Bank	1,409
78	Huntington Bancshares, Inc.	1,183
158	JPMorgan Chase & Co.	22,113
50	KeyCorp	960
10	M&T Bank Corp.	1,560
12	Northern Trust Corp.	1,164
22	PNC Financial Services Group, Inc.	3,639
50	Regions Financial Corp.	1,177
20	State Street Corp.	1,827
2	SVB Financial Group *	605
24	Synchrony Financial	882
98	Toronto-Dominion Bank #	6,784
72	Truist Financial Corp.	3,556
80	US Bancorp	3,984
206	Wells Fargo & Co.	9,655
		99,895
	Direct Selling Establishments - 0.06%
22	DoorDash, Inc. *	1,274

	Drinking Places (Alcoholic Beverages) - 0.13%
6	Cintas Corp.	2,662

	Drugs and Druggists' Sundries Merchant Wholesalers - 0.28%
10	AmerisourceBergen Corp.	1,690
14	Cardinal Health, Inc.	1,082
8	McKesson Corp.	3,029
		5,801
	Electric Power Generation, Transmission and Distribution - 2.05%
36	AES Corp.	987
14	Ameren Corp.	1,216
28	American Electric Power Co, Inc.	2,631
20	Avangrid, Inc.	843
16	CMS Energy Corp.	1,011
20	Consolidated Edison, Inc.	1,906
18	Constellation Energy Corp.	1,536
10	DTE Energy Co.	1,164
42	Duke Energy Corp.	4,303
20	Edison International	1,378
12	Entergy Corp.	1,299
54	Exelon Corp.	2,278
6	First Solar, Inc. *	1,066
30	FirstEnergy Corp.	1,229
106	NextEra Energy, Inc.	7,912
116	PG&E Corp. *	1,844
40	PPL Corp.	1,184
28	Public Service Enterprise Group, Inc.	1,734
58	The Southern Co.	3,925
18	WEC Energy Group, Inc.	1,692
30	Xcel Energy, Inc.	2,063
		43,201
	Electrical Equipment Manufacturing - 0.08%
6	Rockwell Automation, Inc.	1,692

	Electronic Shopping and Mail-Order Houses - 2.94%
552	Amazon.com, Inc. *	56,929
22	Chewy, Inc. *	991
96	Coupang, Inc. *	1,622
30	eBay, Inc.	1,485
6	Etsy, Inc. *	825
		61,852
	Electronics and Appliance Stores - 0.05%
12	Best Buy Co., Inc.	1,065

	Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.32%
8	Cummins, Inc.	1,996
60	General Electric Co.	4,829
		6,825
	Footwear Manufacturing - 0.51%
84	Nike, Inc. - Class B	10,696

	Freight Transportation Arrangement - 0.24%
8	Expeditors International of Washington, Inc.	865
6	JB Hunt Transport Services, Inc.	1,134
12	Norfolk Southern Corp.	2,950
		4,949
	Fruit and Vegetable Preserving and Specialty Food Manufacturing - 0.04%
16	Campbell Soup Co.	831

	Gasoline Stations - 0.88%
106	Chevron Corp.	18,446

	General Freight Trucking - 0.09%
6	Old Dominion Freight Line, Inc.	1,999

	General Medical and Surgical Hospitals - 0.19%
16	HCA Healthcare, Inc.	4,082

	General Merchandise Stores - 1.00%
24	Costco Wholesale Corp.	12,268
12	Dollar General Corp.	2,803
12	Dollar Tree, Inc. *	1,802
24	Target Corp.	4,131
		21,004

	Glass and Glass Product Manufacturing - 0.08%
46	Corning, Inc.	1,592

	Grain and Oilseed Milling - 0.18%
30	Archer-Daniels-Midland Co.	2,486
18	Kellogg Co.	1,234
		3,720
	Grocery and Related Product Merchant Wholesalers - 0.10%
28	Sysco Corp.	2,169

	Grocery Stores - 0.08%
38	Kroger Co.	1,696

	Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 0.08%
12	Ferguson plc #	1,708

	Health and Personal Care Stores - 0.43%
72	CVS Health Corp.	6,351
2	Ulta Beauty, Inc. *	1,028
46	Walgreens Boots Alliance, Inc.	1,696
		9,075
	Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.23%
38	Johnson Controls International plc #	2,643
18	TE Connectivity Ltd. #	2,289
		4,932
	Industrial Machinery Manufacturing - 0.24%
46	Applied Materials, Inc.	5,129

	Insurance Carriers - 5.19%
34	Aflac, Inc.	2,499
14	Allstate Corp.	1,799
42	American International Group, Inc.	2,655
120	Berkshire Hathaway, Inc. *	37,381
30	Centene Corp. *	2,287
22	Chubb Ltd. #	5,005
16	Cigna Corp.	5,067
8	Cincinnati Financial Corp.	905
12	Elevance Health, Inc.	6,000
18	Hartford Financial Services Group, Inc.	1,397
6	Humana, Inc.	3,070
102	Manulife Financial Corp. #	2,020
44	MetLife, Inc.	3,213
14	Principal Financial Group, Inc.	1,296
32	Progressive Corp.	4,363
20	Prudential Financial, Inc.	2,099
12	The Travelers Cos, Inc.	2,293
50	UnitedHealth Group, Inc.	24,960
14	W.R. Berkley Corp.	982
		109,291
	Internet Software & Services - 0.11%
2	MercadoLibre, Inc. *	2,363

	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.05%
16	Restaurant Brands International, Inc. #	1,071

	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.13%
32	Fastenal Co.	1,618
2	WW Grainger, Inc.	1,179
		2,797
	Management of Companies and Enterprises - 1.15%
94	Abbott Laboratories	10,393
24	Brookfield Infrastructure Partners L.P. #	848
26	Citizens Financial Group, Inc.	1,126
74	CNH Industrial N.V. #	1,311
18	Icahn Enterprises LP	968
18	LyondellBasell Industries N.V. - Class A #	1,740
76	Royal Bank of Canada #	7,779
		24,165
	Management, Scientific, and Technical Consulting Services - 0.62%
34	Accenture plc - Class A #	9,487
22	Eaton Corp plc #	3,569
		13,056
	Medical and Diagnostic Laboratories - 0.09%
4	Laboratory Corp of America Holdings	1,008
6	Quest Diagnostics, Inc.	891
		1,899
	Medical Equipment and Supplies Manufacturing - 2.50%
4	Align Technology, Inc. *	1,079
28	Baxter International, Inc.	1,279
16	Becton Dickinson and Co.	4,036
78	Boston Scientific Corp. *	3,608
2	Cooper Cos, Inc.	698
20	Dexcom, Inc. *	2,142
34	Edwards Lifesciences Corp. *	2,608
4	Insulet Corp. *	1,149
20	Intuitive Surgical, Inc. *	4,914
142	Johnson & Johnson	23,205
6	STERIS plc #	1,239
20	Stryker Corp.	5,076
12	Zimmer Biomet Holdings, Inc.	1,528
		52,561
	Metal Ore Mining - 0.70%
24	Agnico Eagle Mines Ltd. #	1,356
96	Barrick Gold Corp. #	1,877
10	Franco-Nevada Corp. #	1,467
78	Freeport-McMoRan, Inc.	3,479
42	Newmont Corp.	2,223
42	Southern Copper Corp.	3,159
24	Wheaton Precious Metals Corp. #	1,098
		14,659
	Motion Picture and Video Industries - 0.05%
10	Take-Two Interactive Software, Inc. *	1,132

	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.16%
26	Copart, Inc. *	1,731
8	Genuine Parts Co.	1,343
4	LKQ Corp.	236
		3,310
	Motor Vehicle Manufacturing - 1.77%
218	Ford Motor Co.	2,945
76	General Motors Co.	2,988
18	PACCAR, Inc.	1,968
170	Tesla, Inc. *	29,447
		37,348
	Motor Vehicle Parts Manufacturing - 0.12%
14	Aptiv plc *#	1,583
16	Magna International, Inc. #	1,039
		2,622
	Natural Gas Distribution - 0.54%
8	Atmos Energy Corp.	940
34	CenterPoint Energy, Inc.	1,024
18	Eversource Energy	1,482
26	Fortis, Inc. #	1,070
122	Kinder Morgan, Inc.	2,233
24	ONEOK, Inc.	1,644
18	Sempra Energy	2,885
		11,278
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.69%
16	Agilent Technologies, Inc.	2,433
12	AMETEK, Inc.	1,739
28	Avantor, Inc. *	669
40	Danaher Corp.	10,575
20	Fortive Corp.	1,361
18	GE HealthCare Technologies, Inc. *	1,251
14	Hologic, Inc. *	1,139
4	IDEXX Laboratories, Inc. *	1,922
8	Illumina, Inc. *	1,714
10	Keysight Technologies, Inc. *	1,794
10	L3Harris Technologies, Inc.	2,148
72	Medtronic plc #	6,026
8	Northrop Grumman Corp.	3,584
6	PerkinElmer, Inc.	825
6	Roper Technologies, Inc.	2,561
6	Teradyne, Inc.	610
22	Thermo Fisher Scientific, Inc.	12,548
12	Trane Technologies plc #	2,149
4	Trimble, Inc. *	232
4	Waters Corp. *	1,314
		56,594
	Newspaper, Periodical, Book, and Directory Publishers - 0.15%
26	Thomson Reuters Corp. #	3,093

	Nondepository Credit Intermediation - 0.51%
40	American Express Co.	6,997
172	UBS Group AG #	3,691
		10,688
	Nonmetallic Mineral Mining and Quarrying - 0.14%
4	Martin Marietta Materials, Inc.	1,439
8	Vulcan Materials Co.	1,466
		2,905
	Nonresidential Building Construction - 0.13%
174	Stellantis N.V. #	2,735

	Office Administrative Services - 0.08%
54	Baker Hughes Co.	1,714

	Offices of Physicians - 0.06%
4	Molina Healthcare, Inc. *	1,247

	Offices of Real Estate Agents and Brokers - 0.07%
18	CBRE Group, Inc. *	1,539

	Oil and Gas Extraction - 1.15%
62	Canadian Natural Resources Ltd. #	3,809
44	Coterra Energy, Inc.	1,101
36	Devon Energy Corp.	2,277
46	Dominion Energy, Inc.	2,927
32	EOG Resources, Inc.	4,233
6	EQT Corp.	196
36	Marathon Oil Corp.	989
50	Occidental Petroleum Corp.	3,240
26	Phillips 66	2,607
12	Pioneer Natural Resources Co.	2,764
		24,143
	Other Fabricated Metal Product Manufacturing - 0.14%
32	Emerson Electric Co.	2,887

	Other Financial Investment Activities - 1.69%
6	Ameriprise Financial, Inc.	2,101
30	Apollo Global Management, Inc.	2,123
8	BlackRock, Inc.	6,074
40	Blackstone, Inc.	3,838
88	Brookfield Corp. #	3,274
10	Ferrari N.V. #	2,513
92	Morgan Stanley	8,954
18	S&P Global, Inc.	6,749
		35,626
	Other Food Manufacturing - 0.26%
26	Conagra Brands, Inc.	967
32	General Mills, Inc.	2,507
6	J.M. Smucker Co.	917
14	McCormick & Co, Inc.	1,052
		5,443
	Other General Purpose Machinery Manufacturing - 0.51%
4	IDEX Corp.	959
16	Illinois Tool Works, Inc.	3,776
2	Mettler-Toledo International, Inc. *	3,066
6	Parker-Hannifin Corp.	1,956
10	Xylem, Inc.	1,040
		10,797
	Other Information Services - 1.05%
22	CoStar Group, Inc. *	1,714
122	Meta Platforms, Inc. *	18,175
36	Pinterest, Inc. - Class A *	946
6	VeriSign, Inc. *	1,308
		22,143
	Other Investment Pools and Funds - 0.21%
26	Alcon, Inc. #	1,955
10	Garmin Ltd. #	989
12	T. Rowe Price Group, Inc.	1,398
		4,342
	Other Miscellaneous Manufacturing - 0.16%
30	3M Co.	3,452

	Other Miscellaneous Store Retailers - 0.11%
80	Amcor plc #	965
6	Tractor Supply Co.	1,368
		2,333
	Other Professional, Scientific, and Technical Services - 0.17%
4	Gartner, Inc. *	1,353
10	IQVIA Holdings, Inc. *	2,294
		3,647
	Other Telecommunications - 0.78%
50	BCE, Inc. #	2,365
8	ResMed, Inc.	1,827
76	TELUS Corp. #	1,638
228	Verizon Communications, Inc.	9,478
16	Zoom Video Communications, Inc. - Class A *	1,200
		16,508
	Other Transit and Ground Passenger Transportation - 0.16%
108	Uber Technologies, Inc. *	3,340

	Paint, Coating, and Adhesive Manufacturing - 0.23%
12	PPG Industries, Inc.	1,564
14	Sherwin-Williams Co.	3,312
		4,876
	Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.19%
10	CF Industries Holdings, Inc.	847
18	Mosaic Co.	892
28	Nutrien Ltd. #	2,318
		4,057
	Petroleum and Coal Products Manufacturing - 1.66%
226	Exxon Mobil Corp.	26,218
26	Marathon Petroleum Corp.	3,342
74	Suncor Energy, Inc. #	2,569
20	Valero Energy Corp.	2,801
		34,930
	Petroleum and Petroleum Products Merchant Wholesalers - 0.11%
168	Energy Transfer LP	2,231

	Pharmaceutical and Medicine Manufacturing - 5.07%
96	AbbVie, Inc.	14,184
6	Alnylam Pharmaceuticals, Inc. *	1,358
28	Amgen, Inc.	7,067
8	Biogen, Inc. *	2,327
10	BioMarin Pharmaceutical, Inc. *	1,154
116	Bristol-Myers Squibb Co.	8,427
52	Eli Lilly & Co.	17,896
68	Gilead Sciences, Inc.	5,708
12	Incyte Corp. *	1,022
138	Merck & Co, Inc.	14,823
20	Moderna, Inc. *	3,521
304	Pfizer, Inc.	13,425
6	Regeneron Pharmaceuticals, Inc. *	4,551
10	Seagen, Inc. *	1,395
14	Vertex Pharmaceuticals, Inc. *	4,523
4	West Pharmaceutical Services, Inc.	1,062
26	Zoetis, Inc.	4,303
		106,746
	Pipeline Transportation of Crude Oil - 0.21%
110	Enbridge, Inc. #	4,507

	Pipeline Transportation of Natural Gas - 0.41%
118	Enterprise Products Partners LP	3,020
30	Pembina Pipeline Corp. #	1,065
54	TC Energy Corp. #	2,330
66	The Williams Cos, Inc.	2,128
		8,543
	Printing and Related Support Activities - 0.03%
20	Warner Music Group Corp. - Class A	729

	Radio and Television Broadcasting - 0.66%
30	Fox Corp.	951
210	Sirius XM Holdings, Inc.	1,216
10	Spotify Technology S.A. *#	1,127
98	Walt Disney Co.*	10,632
		13,926
	Rail Transportation - 0.89%
36	Canadian National Railway Co. #	4,288
50	Canadian Pacific Railway Ltd. #	3,945
114	CSX Corp.	3,525
34	Union Pacific Corp.	6,943
		18,701
	Railroad Rolling Stock Manufacturing - 0.05%
10	Westinghouse Air Brake Technologies Corp.	1,038

	Residential Building Construction - 0.15%
18	DR Horton, Inc.	1,776
16	Lennar Corp. - Class B	1,382
		3,158
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.29%
6	Albemarle Corp.	1,689
38	Dow, Inc.	2,255
28	DuPont de Nemours, Inc.	2,071
		6,015
	Restaurants and Other Eating Places - 1.19%
2	Chipotle Mexican Grill, Inc. *	3,293
6	Darden Restaurants, Inc.	888
40	McDonald's Corp.	10,696
62	Starbucks Corp.	6,767
22	Yum China Holdings, Inc.	1,355
16	Yum! Brands, Inc.	2,088
		25,087
	Scheduled Air Transportation - 0.15%
34	Delta Air Lines, Inc. *	1,329
32	Southwest Airlines Co.	1,145
14	United Airlines Holdings, Inc. *	685
		3,159
	Scientific Research and Development Services - 0.14%
10	Horizon Therapeutics plc *#	1,097
54	MPLX LP	1,886
		2,983
	Securities and Commodity Contracts Intermediation and Brokerage - 0.78%
102	Charles Schwab Corp.	7,897
18	Goldman Sachs Group, Inc.	6,585
12	Raymond James Financial, Inc.	1,353
8	Tradeweb Markets, Inc. - Class A	596
		16,431
	Securities and Commodity Exchanges - 0.44%
20	CME Group, Inc.	3,533
30	Intercontinental Exchange, Inc.	3,227
4	LPL Financial Holdings, Inc.	948
26	Nasdaq, Inc.	1,565
		9,273
	Semiconductor and Other Electronic Component Manufacturing - 7.81%
88	Advanced Micro Devices, Inc. *	6,613
728	Alphabet, Inc. *	71,956
32	Amphenol Corp.	2,553
28	Analog Devices, Inc.	4,801
22	Broadcom, Inc.	12,870
8	Enphase Energy, Inc. *	1,771
30	GlobalFoundries, Inc. *#	1,778
222	Intel Corp.	6,274
8	Lam Research Corp.	4,001
46	Marvell Technology, Inc.	1,985
30	Microchip Technology, Inc.	2,329
58	Micron Technology, Inc.	3,497
2	Monolithic Power Systems, Inc.	853
134	NVIDIA Corp.	26,180
14	NXP Semiconductors N.V. #	2,580
24	ON Semiconductor Corp. *	1,763
22	Otis Worldwide Corp.	1,809
6	Skyworks Solutions, Inc.	658
2	SolarEdge Technologies, Inc. *	638
50	Texas Instruments, Inc.	8,861
2	Zebra Technologies Corp. *	632
		164,402
	Services to Buildings and Dwellings - 0.04%
26	Rollins, Inc.	946

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.69%
12	Air Products and Chemicals, Inc.	3,846
14	Church & Dwight Co., Inc.	1,132
6	The Clorox Co.	868
46	Colgate-Palmolive Co.	3,428
16	Ecolab, Inc.	2,477
20	Estee Lauder Cos, Inc.	5,542
128	Procter & Gamble Co.	18,225
		35,518
	Software Publishers - 8.06%
42	Activision Blizzard, Inc.	3,216
26	Adobe, Inc. *	9,629
4	ANSYS, Inc. *	1,065
14	Atlassian Corp. *	2,263
12	Autodesk, Inc. *	2,582
32	Block, Inc. *	2,615
14	Cadence Design Systems, Inc. *	2,560
6	Check Point Software Technologies Ltd. *#	763
12	Crowdstrike Holdings, Inc. *	1,271
18	Datadog, Inc. *	1,347
14	Electronic Arts, Inc.	1,802
70	Hewlett Packard Enterprise Co.	1,129
2	HubSpot, Inc. *	694
16	Intuit, Inc.	6,763
394	Microsoft Corp.	97,637
44	Mobileye Global, Inc. - Class A *	1,698
146	Oracle Corp.	12,915
4	PTC, Inc. *	540
54	Salesforce, Inc. *	9,070
68	Shopify, Inc. - Class A *#	3,350
8	Synopsys, Inc. *	2,830
8	Veeva Systems, Inc. - Class A *	1,364
22	VMware, Inc. - Class A *	2,694
		169,797
	Steel Product Manufacturing from Purchased Steel - 0.06%
10	Steel Dynamics, Inc.	1,206

	Sugar and Confectionery Product Manufacturing - 0.13%
12	Hershey Co.	2,695

	Support Activities for Crop Production - 0.12%
38	Corteva, Inc.	2,449

	Support Activities for Mining - 1.08%
104	Cenovus Energy, Inc. #	2,078
68	ConocoPhillips	8,288
10	Diamondback Energy, Inc.	1,461
50	Halliburton Co.	2,061
16	Hess Corp.	2,403
76	Schlumberger Ltd. #	4,330
12	Targa Resources Corp.	900
28	Teck Resources Ltd. - Class B #	1,212
		22,733
	Tobacco Manufacturing - 0.63%
98	Altria Group, Inc.	4,414
84	Philip Morris International, Inc.	8,756
		13,170
	Travel Arrangement and Reservation Services - 0.26%
2	Booking Holdings, Inc. *	4,868
6	Expedia Group, Inc. *	686
		5,554
	Traveler Accommodation - 0.36%
14	Hilton Worldwide Holdings, Inc.	2,031
42	Las Vegas Sands Corp. *	2,478
18	Marriott International, Inc. - Class A	3,136
		7,645
	Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.22%
46	Carrier Global Corp.	2,094
8	Dover Corp.	1,215
22	Ingersoll Rand, Inc.	1,232
		4,541
	Waste Treatment and Disposal - 0.36%
18	Republic Services, Inc.	2,247
14	Waste Connections, Inc. #	1,861
22	Waste Management, Inc.	3,403
		7,511
	Water, Sewage and Other Systems - 0.07%
10	American Water Works Co., Inc.	1,565

	Wired and Wireless Telecommunications Carriers - 0.86%
386	AT&T, Inc.	7,863
68	T-Mobile US, Inc. *	10,153
		18,016
	TOTAL COMMON STOCKS (Cost $1,904,790)	2,050,781

	REITs - 2.29%
	Lessors of Real Estate - 2.01%
26	American Tower Corp.	5,808
8	AvalonBay Communities, Inc.	1,420
24	Crown Castle, Inc.	3,555
16	Digital Realty Trust, Inc.	1,834
6	Equinix, Inc.	4,429
20	Equity Residential	1,273
6	Mid-America Apartment Communities, Inc.	1,000
50	Prologis, Inc.	6,465
10	Public Storage	3,043
36	Realty Income Corp.	2,442
6	SBA Communications Corp.	1,785
18	Simon Property Group, Inc.	2,312
6	Sun Communities, Inc.	941
22	Ventas, Inc.	1,140
56	VICI Properties, Inc.	1,914
26	Welltower, Inc.	1,951
12	WP Carey, Inc.	1,026
		42,338
	Offices of Real Estate Agents and Brokers - 0.11%
8	Alexandria Real Estate Equities, Inc.	1,286
34	Invitation Homes, Inc.	1,105
		2,391
	Veneer, Plywood, and Engineered Wood Product Manufacturing - 0.07%
40	Weyerhaeuser Co.	1,377

	Warehousing and Storage - 0.10%
8	Extra Space Storage, Inc.	1,263
16	Iron Mountain, Inc.	873
		2,136
	TOTAL REITs (Cost $42,924)	48,242

	MONEY MARKET FUND - 0.13%
2,640	First American Treasury Obligations Fund, Institutional Class, 4.24% †	2,640
	TOTAL MONEY MARKET FUND (Cost $2,640)	2,640

	Total Investments in Securities (Cost $1,950,354) - 99.81%	2,101,663
	Other Assets in Excess of Liabilities - 0.19%	4,091
	Net Assets - 100.00%	$2,105,754

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of January 31, 2023.
REIT - Real Estate Investment Trust

Reverb ETF
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks
Accomodation and Food Services	$35,394	$-	$-	$35,394
Administrative Support and Waste Management	82,128	-	-	82,128
Agriculture, Forestry, Fishing, and Hunting	2,449	-	-	2,449
Construction	7,111	-	-	7,111
Finance and Insurance	305,008	-	-	305,008
Health Care and Social Assistance	7,228	-	-	7,228
Information	274,258	-	-	274,258
Management of Companies and Enterprises	24,165	-	-	24,165
Manufacturing	865,857	-	-	865,857
Mining, Quarrying, and Oil and Gas Extraction	64,440	-	-	64,440
Professional, Scientific, and Technical Services	49,584	-	-	49,584
Real Estate, Rental, and Leasing	13,498	-	-	13,498
Retail Trade	183,587	-	-	183,587
Transportation and Warehousing	57,082	-	-	57,082
Utilities	56,044	-	-	56,044
Wholesale Trade	22,948	-	-	22,948
Total Common Stocks	2,050,781	-	-	2,050,781
REITs	48,242	-	-	48,242
Money Market Fund	2,640	-	-	2,640
Total Investments in Securities	$2,101,663	$-	$-	$2,101,663

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.